HELD FOR SALE - Narrative (Details) $ in Millions	Jun. 30, 2026 USD ($) property	Dec. 31, 2025 USD ($)
Disclosure of financial assets [line items]
Assets	$ 525,515	$ 518,971
Total liabilities	358,879	$ 352,777
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Assets	11,000
Total liabilities	$ 3,300
Assets and liabilities classified as held for sale | Hotel
Disclosure of financial assets [line items]
Number of real estate properties | property	2
Assets and liabilities classified as held for sale | Office Building
Disclosure of financial assets [line items]
Number of real estate properties | property	3
Assets and liabilities classified as held for sale | Retail Site
Disclosure of financial assets [line items]
Number of real estate properties | property	3